Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2025
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments by Balance Sheet Location
As of March 31, 2025 and 2024, the Company had the following amounts recorded in the accompanying consolidated balance sheets related to the Company’s use of derivatives:

	March 31, 2025
	Other Current Assets	Other Liabilities (non-current)
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$1.8	$—
Interest rate swaps	—	3.1

Fair value of derivatives	$1.8	$3.1

	March 31, 2024
	Other Current Assets	Other Accrued Liabilities
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$—	$2.8
Interest rate swaps	35.6	—

Fair value of derivatives	$35.6	$2.8

Schedule of Derivative Instruments, Statements of Financial Performance And Comprehensive Income (Loss), Location And Effect	The following table presents the
pre-tax
effect of the Company’s derivatives on the accompanying consolidated statements of operations and comprehensive income (loss) for the fiscal years ended March 31, 2025, 2024 and 2023:

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts
Gain (loss) recognized in accumulated other comprehensive income (loss)	$3.4	$(5.8)	$1.7
Loss reclassified from accumulated other comprehensive income (loss) into direct operating expense	(1.2)	(0.3)	(0.3)
Interest rate swaps
Gain (loss) recognized in accumulated other comprehensive income (loss)	$(0.6)	$36.3	$81.1
Gain reclassified from accumulated other comprehensive income (loss) into interest expense	28.6	41.8	1.4
Derivatives not designated as cash flow hedges:
Interest rate swaps
Gain (loss) reclassified from accumulated other comprehensive income (loss) into interest expense	$4.3	$(7.2)	$(11.8)
Total direct operating expense on consolidated statements of operations	$2,210.0	$1,886.7	$2,207.9
Total interest expense on consolidated statements of operations	$242.5	$222.5	$162.6

LIONS GATE ENTERTAINMENT CORP [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments by Balance Sheet Location
As of March 31, 2025 and 2024, the Company had the following amounts recorded in the accompanying consolidated balance sheets related to the Company’s use of derivatives:

	March 31, 2025
	Other Current Assets	Other Liabilities (non-current)
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$1.8	$—
Interest rate swaps	—	3.1

Fair value of derivatives	$1.8	$3.1

	March 31, 2024
	Other Current Assets	Other Accrued Liabilities
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$—	$2.8
Interest rate swaps	35.6	—

Fair value of derivatives	$35.6	$2.8

Schedule of Derivative Instruments, Statements of Financial Performance And Comprehensive Income (Loss), Location And Effect	The following table presents the
pre-tax
effect of the Company’s derivatives on the accompanying consolidated statements of operations and comprehensive income (loss) for the years ended March 31, 2025, 2024 and 2023:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts
Gain (loss) recognized in accumulated other comprehensive income (loss)	$3.4	$(5.8)	$1.7
Gain (loss) reclassified from accumulated other comprehensive income (loss) into direct operating expense	(1.2)	(0.3)	(0.3)
Interest rate swaps
Gain (loss) recognized in accumulated other comprehensive income (loss)	$(0.6)	$36.3	$81.1
Gain (loss) reclassified from accumulated other comprehensive income (loss) into interest expense	28.6	41.8	1.4
Derivatives not designated as cash flow hedges:
Interest rate swaps
Gain (loss) reclassified from accumulated other comprehensive income (loss) into interest expense	$4.3	$(7.2)	$(11.8)
Total direct operating expense on consolidated statements of operations	$2,352.1	$2,189.2	$2,312.5
Total interest expense on consolidated statements of operations	$283.6	$269.8	$221.2